Commitments and Contingencies - Additional Information (Details)							3 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 29, 2023 USD ($)	Apr. 17, 2023 Miners	Sep. 09, 2022 USD ($)	Sep. 08, 2022 USD ($)	Sep. 28, 2020 USD ($)	Dec. 31, 2020 MWh	Dec. 31, 2021 USD ($) MWh	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2024 USD ($)	Jun. 29, 2021 USD ($)
Commitments And Contingencies [Line Items]
Number of Owner's Miners | Miners			5,000
Mining Service Agreement [Member]
Commitments And Contingencies [Line Items]
Monthly customer advance											$ 1,000,000
Block Chain Access UK Limited [Member] | Mining Service Agreement [Member]
Commitments And Contingencies [Line Items]
Percentage of revenue received to be deposited in the specific account	95.00%
Percentage of revenue received eligible to be deposited in the company account	5.00%
Long term purchase commitement date of expiry									Feb. 28, 2027
Monthly customer advance	$ 1,000,000								$ 1,000,000
With Certain Energy Provider [Member] | Site Location And Development Agreement [Member] | Red Dog [Member]
Commitments And Contingencies [Line Items]
Long term purchase commitement energy volume required | MWh							25
Long term purchase commitement energy gross amount						$ 1,284,000
Long term purchase commitement discount and economic development credit						270,000
Long term purchase commitement one time additional credit						100,000
Long term purchase commitement amount						914,000
Threshold amount upto which due period is not specified						600,000
Threshold amount beyon which due period is not specified						600,000
Number of monthly instalments						12,000
Letter of credit						600,000
Discount on loan payable to the energy provider						$ 235,000
Debt instrument interest rate effective percentage						4.50%
Payable To The Energy Provider												$ 1,075,000
Incentive refundable in case of premature termination of contract						$ 100,000
Helix Digital Partners [Member] | Data Black River [Member] | Development And Operation Agreement [Member]
Commitments And Contingencies [Line Items]
Long term purchase commitement period								3 years
Long term purchase commitement energy volume required | MWh								20
Management fees revenue eligilibility per month								$ 25,000
Percentage of foregone revenue entitled	25.00%								25.00%
Revenue from contract with customers excluding assessed tax									$ 0	$ 462,000
Revenue in excess of fees									0	204,000
Long term purchase commitement notice period required								60 days
Long term purchase commitement notice period required based on revenue thresholds								90 days
Fuel costs									0	340,000
Revenue accrued to the counterparty									0	$ 504,000
Share Purchase Agreement | G E M Yield Bahamas Limited
Commitments And Contingencies [Line Items]
Business combination contingent consideration arrangements				Upon the valid exercise of a Draw Down, pursuant to delivery of a notice and in accordance with other conditions, GEM Global will be required to pay, in cash, a per-share amount equal to 92% of the average closing bid price of the shares of our common stock as reported on the principal market on which shares of our common stock are traded during the 30 consecutive trading days commencing on the first trading day that is designated on the Draw Down notice.
Commitment Fee Percentage				2.00%
Exceeds Percentage				400.00%
Subscription price as a percentage of issue price	92.00%				92.00%
Business acquisition, issue value				$ 200,000,000	$ 200,000,000
Share Purchase Agreement | Warrant | G E M Yield Bahamas Limited
Commitments And Contingencies [Line Items]
Share-based compensation arrangement by share-based payment award, plan modification		if all or any portion of the GEM Warrant remains unexercised and the average closing bid price of our common stock for the 10 trading days following the Adjustment Date (the “Current Trading Price”) is less than 90% of the then-current exercise price of the GEM Warrant, then the exercise price of the GEM Warrant will adjust to 115% of the Current Trading Price (the “Warrant Price”)
Purchase shares of common stock		2.00%
Percentage of exercise price		90.00%
GEM Warrant adjustment percentage		115.00%
Percentage of closing price of shares		90.00%
Business acquisition, issue value		$ 1,733,726
Share Purchase Agreement | Third Anniversary | Warrant | G E M Yield Bahamas Limited
Commitments And Contingencies [Line Items]
Debt related fees and issuance costs		$ 4,840
Evaluation Agreement
Commitments And Contingencies [Line Items]
Revenue from contract with customers excluding assessed tax									$ 1,856